Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
Leases

6. Leases

The Company has no finance leases and one operating lease for its corporate headquarters in Princeton, NJ. The current lease commenced on December 1, 2021 and terminates on March 31, 2025. The lease provides the Company with an option to extend the lease for an additional five years. Under the terms of the lease, the Company pays base annual rent subject to a fixed dollar amount increase each year, a fixed monthly charge for electricity, and other normal operating expenses such as taxes, repairs, and maintenance. The Company evaluates renewal options at lease inception and on an ongoing basis and includes renewal options that it is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities. The lease does not require variable lease payments, residual value guarantees, or restrictive covenants.

The lease does not provide an implicit rate, therefore the Company used its incremental borrowing rate as the discount rate when measuring the operating lease liability. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease.

Operating lease expense was $89,000 and $90,000 for the three months ended September 30, 2023 and 2022, respectively. Operating lease expense was $267,000 and $271,000 for the nine months ended September 30, 2023 and 2022, respectively. Operating cash flows used for operating leases during the nine months ended September 30, 2023 and 2022 were approximately $235,000 and $132,000 respectively. As of September 30, 2023, the weighted average remaining lease term was 1.50 years, and the weighted average discount rate was 11.8%.

Future minimum lease payments under non-cancellable leases as of September 30, 2023 were as follows (in thousands):

2023	$98
2024	397
2025	101
Total	$596
Less: Interest	(47)
Present value of lease liability	$549

8. Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations. The Company adopted ASU No. 2016-02 on January 1, 2019 for leases that existed on that date. The Company has elected to apply the provisions of ASC 842 modified retrospectively at January 1, 2019 through a cumulative-effect adjustment. Prior period results continue to be presented under ASC 840 based on the accounting standards originally in effect for such periods.

The Company has no finance leases and one operating lease for its corporate headquarters in Princeton, NJ. The current lease commenced on December 1, 2021 and terminates on March 31, 2025. The lease provides the Company with an option to extend the lease for an additional five years. Under the terms of the lease, the Company pays base annual rent subject to a fixed dollar amount increase each year, a fixed monthly charge for electricity, and other normal operating expenses such as taxes, repairs, and maintenance. The Company evaluates renewal options at lease inception and on an ongoing basis and includes renewal options that it is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities. The lease does not require variable lease payments, residual value guarantees or restrictive covenants.

The lease does not provide an implicit rate, therefore the Company used its incremental borrowing rate as the discount rate when measuring the operating lease liability. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease.

Operating lease expense was $355,000 and $180,000 for the years ended December 31, 2022 and 2021, respectively. Operating cash flows used for operating leases during the years ended December 31, 2022 and 2021 were $175,000 and $131,000 respectively. As of December 31, 2022, the weighted-average remaining lease term was 2.25 years and the weighted average discount rate was 11.8%.

Future minimum lease payments under non-cancellable leases as of December 31, 2022 were as follows:

2023	$391
2024	397
2025	101
Total	$889
Less: Interest	(104)
Present value of lease liability	$785